FINANCIAL INSTRUMENTS AND FINANCIAL RISKS (Details 5) - SEK (kr) kr in Thousands	Apr. 30, 2018	Apr. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Borrowings	kr 212,705	kr 205,583
Financial liabilities valued at amortized cost
Disclosure of detailed information about financial instruments [line items]
Borrowings	212,705	205,583
Other borrowings
Disclosure of detailed information about financial instruments [line items]
Borrowings	134,419	102,419
Other borrowings | Financial liabilities valued at amortized cost
Disclosure of detailed information about financial instruments [line items]
Borrowings	134,419	102,419
Loan from Nexttobe | Financial liabilities valued at amortized cost
Disclosure of detailed information about financial instruments [line items]
Borrowings	102,419	102,419
Non-negotiable promissory notes issued in June 2017 | Financial liabilities valued at amortized cost
Disclosure of detailed information about financial instruments [line items]
Borrowings	6,000	0
Non-negotiable promissory notes issued in April 2018 | Financial liabilities valued at amortized cost
Disclosure of detailed information about financial instruments [line items]
Borrowings	kr 26,000	kr 0